Expense Example - Class A, C, I Shares - Salient MLP & Energy Infrastructure Fund	May 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 799
Expense Example, with Redemption, 3 Years	1,022
Expense Example, with Redemption, 5 Years	1,368
Expense Example, with Redemption, 10 Years	2,339
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	728
Expense Example, with Redemption, 5 Years	1,250
Expense Example, with Redemption, 10 Years	2,678
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	734
Expense Example, with Redemption, 10 Years	$ 1,618